Acquisitions and Investments (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Estimated Fair Values of Assets Acquired and Liabilities Assumed

The table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition (in millions):

Current assets, net of cash acquired	$428
Property, plant and equipment	250
Intangible assets	894
Goodwill	1,590
Other assets	49

Total assets acquired	3,211

Current liabilities	186
Deferred taxes	524
Other liabilities	123

Total liabilities	833

Cash consideration, net of cash acquired	$2,378

Estimated Fair Values of Assets Acquired and Liabilities

The following table displays the total purchase price allocation for the 2012 acquisitions and summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition (in millions):

Total
Current assets, net of cash acquired	$1,441
Property, plant and equipment	248
Intangible assets	981
Goodwill	1,000
Other assets	2

Total assets acquired	3,672

Current liabilities	585
Long-term debt	1
Other liabilities	206

Total liabilities	792

Cash consideration, net of cash acquired	$2,880

Fair Values of Assets Acquired and Liabilities

The following table displays the total purchase price allocation for the 2011 acquisitions and summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition (in millions):

		All Other
	Ameron	Acquisitions	Total
Current assets, net of cash acquired	$245	$106	$351
Property, plant and equipment	402	41	443
Intangible assets	142	131	273
Goodwill	199	178	377
Other assets	59	14	73

Total assets acquired	1,047	470	1,517

Current liabilities	154	80	234
Long-term debt	16	—	16
Other liabilities	173	56	229

Total liabilities	343	136	479

Cash consideration, net of cash acquired	$704	$334	$1,038

Summary of Acquisitions

A summary of the acquisitions follows (in millions):

	Years Ended December 31,
	2013	2012	2011
Fair value of assets acquired, net of cash acquired	$3,329	$3,672	$1,517
Cash paid, net of cash acquired	(2,397)	(2,880)	(1,038)

Liabilities assumed, debt issued and noncontrolling interest	$932	$792	$479

Excess purchase price over fair value of net assets acquired	$1,903	$1,000	$377